FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of the estimated fair value of debt instruments
A summary of the estimated fair value of our debt financial instruments follows.

	March 31, 2020		December 31, 2019
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	$298,479	$58,875	$298,314	$266,750
Summit Holdings 5.75% Senior Notes ($500.0 million principal)	495,237	53,125	494,985	382,708

A summary of the estimated fair value of our debt financial instruments follows.

	December 31, 2019		December 31, 2018
	Carrying value	Estimated fair value (Level 2)	Carrying value	Estimated fair value (Level 2)
	(In thousands)
Summit Holdings 5.5% Senior Notes ($300.0 million principal)	$298,314	$266,750	$297,638	$286,625
Summit Holdings 5.75% Senior Notes ($500.0 million principal)	494,985	382,708	494,093	455,208